NOTES PAYABLE AND OTHER DEBT (Credit-related instruments are out of compliance) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) credit_instrument	Sep. 30, 2016 USD ($)	Sep. 30, 2015 credit_instrument	Dec. 31, 2014 USD ($)
Line of Credit Facility [Line Items]
Number of credit facilities outstanding | credit_instrument			38
Total indebtedness	$ 122,759,000	$ 115,503,000		$ 151,359,000
Revolving credit facilities and lines of credit | Community Bank [Member]
Line of Credit Facility [Line Items]
Total indebtedness	$ 4,507,000
Minimum Debt Service Ratio, required	1.0
Minimum Debt Service Ratio, achieved	0.5
Valley River Nursing LLC, Park Heritage Nursing LLC, Benton Nursing LLC | Senior Notes | Private Bank
Line of Credit Facility [Line Items]
Total indebtedness	$ 7,359,000
Minimum Debt Service Ratio, required	1.0
Minimum Debt Service Ratio, achieved	0.4
Minimum EBITDAR, required	$ 265,000
Minimum EBITDAR, achieved	36,000
Little Rock HC&R Nursing, LLC | Senior Notes | Private Bank
Line of Credit Facility [Line Items]
Total indebtedness	$ 11,399,000
Minimum Debt Service Ratio, required	1.0
Minimum Debt Service Ratio, achieved	0.4
Minimum EBITDAR, required	$ 450,000
Minimum EBITDAR, achieved	$ 23,000
Maximum Annual Leverage Ratio, required	11
Maximum Annual Leverage Ratio, achieved	222
Georgetown HC&R Property Holdings, LLC,Sumter Valley HC&R Property Holdings, LLC [Member] | Senior Notes | Private Bank
Line of Credit Facility [Line Items]
Total indebtedness	$ 9,149,000
Minimum Debt Service Ratio, required	1.8
Minimum Debt Service Ratio, achieved	1.1
Maximum Annual Leverage Ratio, required	11
Maximum Annual Leverage Ratio, achieved	222
APH&R Property Holdings, LLC; Northridge HC&R Property Holdings, LLC; Woodland Hills HC Property Holdings, LLC [Member] | Senior Notes | Private Bank
Line of Credit Facility [Line Items]
Total indebtedness	$ 11,816,000
Minimum Debt Service Ratio, required	1.0
Minimum Debt Service Ratio, achieved	0.4
Minimum EBITDAR, required	$ 495,000
Minimum EBITDAR, achieved	$ (601,000)
Maximum Annual Leverage Ratio, required	11
Maximum Annual Leverage Ratio, achieved	222
QC Property Holdings [Member] | Senior Notes | Congressional Bank [Member]
Line of Credit Facility [Line Items]
Total indebtedness	$ 5,000,000
Minimum Debt Service Ratio, required	1.5
Minimum Debt Service Ratio, achieved	(1.1)
Fixed Charge Coverage Ratio (FCCR), required	1.1
Fixed Charge Coverage Ratio (FCCR), achieved	(0.5)
Subsidiaries | Georgetown HC&R Property Holdings, LLC,Sumter Valley HC&R Property Holdings, LLC [Member] | Senior Notes | Private Bank
Line of Credit Facility [Line Items]
Minimum Debt Service Ratio, required	1.0
Minimum Debt Service Ratio, achieved	0.4
Minimum
Line of Credit Facility [Line Items]
Number of credit facilities outstanding | credit_instrument	38